Consolidated Statements of Net (Loss) Earnings and Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Petroleum and natural gas sales	$ 3,476,394	$ 2,079,761
Royalties	(306,017)	(186,122)
Sales of purchased commodities	244,834	147,091
Petroleum and natural gas revenue	3,415,211	2,040,730
Expenses
Purchased commodities	244,834	147,091
Operating	489,034	413,013
Transportation	78,896	77,161
Equity based compensation	44,390	41,565
(Gain) loss on derivative instruments	(134,907)	508,478
Interest expense	82,858	73,075
General and administration	57,677	52,877
Foreign exchange loss	69,269	71,576
Other income	(11,149)	(21,422)
Accretion	58,170	43,552
Depletion and depreciation	577,134	571,688
Impairment reversal	(192,094)	(1,302,619)
Gain on business combinations		(17,198)
Expenses	1,364,112	658,837
Earnings before income taxes	2,051,099	1,381,893
Income tax expense
Deferred	288,707	187,343
Current	226,471	45,854
Windfall taxes	222,859
Taxes	738,037	233,197
Net earnings	1,313,062	1,148,696
Other comprehensive income
Currency translation adjustments	60,543	(55,632)
Hedge accounting reserve	5,599	6,113
Fair value adjustment on investment in securities, net of tax	28,896	0
Comprehensive income	$ 1,408,100	$ 1,099,177
Net earnings per share
Basic	$ 8.03	$ 7.13
Diluted	$ 7.80	$ 6.97
Weighted average shares outstanding ('000s)
Basic	163,489	161,172
Diluted	168,426	164,765